Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently Issued Accounting Pronouncements
2. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

Adopted

In February 2016, the FASB issued Accounting Standards Update ("ASU") No. 2016-02, Leases, to increase transparency and comparability by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The main difference between legacy GAAP and this ASU is the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases under legacy GAAP. The standard requires that entities apply the effects of these changes using a modified retrospective approach, which includes a number of optional practical expedients. In July 2018, the FASB issued ASU No. 2018-11, Leases (842), Targeted Improvements, which provides an additional transition election to not restate comparative periods for the effects of applying the new standard. This transition election permits entities to apply ASU No. 2016-02 on the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings. These ASU's are effective for fiscal years, and interim periods within those years, beginning after December 15, 2018.

The Company adopted these ASUs as of January 1, 2019 under the modified retrospective transition method prescribed by ASU 2018-11. Under this transition method, financial results reported in periods prior to the first quarter of 2019 are unchanged. On a continuing operations basis, the adoption of these ASUs resulted in the recognition of approximately $221.5 million of right-of-use assets and lease liabilities as of January 1, 2019. Also as a result of adoption, the Company reclassified $17.2 million of liabilities and $0.6 million of assets on its Consolidated Balance Sheet as of January 1, 2019 against the operating lease right-of-use asset. The adoption of these ASUs did not result in a cumulative-effect adjustment to the opening balance of retained earnings.

In addition, the Company elected the package of practical expedients permitted by the transition guidance. The adoption of these ASU’s did not have an impact on the Company’s Consolidated Statements of Operations or Cash Flows.

Refer to Note 4 for additional information regarding the Company's leases.